FAIR VALUE (Details 2) (USD $)	12 Months Ended				1 Months Ended			1 Months Ended
	Feb. 28, 2014	Feb. 28, 2013	Feb. 28, 2014 BabyTree Inc.	Feb. 28, 2014 Third-party technology company	Jul. 31, 2013 Century Mingde	Mar. 31, 2012 Century Mingde	Feb. 28, 2013 Century Mingde	Feb. 28, 2013 Third-party online platform	Feb. 28, 2014 Third-party online platform
Long-term investments
Fair value option methods investment	$ 3,080,000	$ 5,491,073					$ 2,411,073	$ 3,080,000	$ 3,080,000
Percentage of equity interest acquired						6.00%		16.85%
Cash consideration						2,411,073		3,080,000
Annual return percentage on investment					10.00%
Number of preferred shares acquired								2,200,000
Discount rate (as a percent)	35.00%
Changes in the carrying amounts of long-term investments measured using fair value option method on a recurring basis
Balance at the beginning of the period	5,491,073						2,411,073		3,080,000
Purchase		5,456,991
Changes in fair value	297,120
Disposal	(2,742,876)
Foreign exchange difference	34,683	34,082
Balance at the end of the period	3,080,000	5,491,073					2,411,073	3,080,000	3,080,000
Available-for-sales securities investments
Available-for-sales securities investments	23,894,500		23,475,000	419,500
Changes in long-term investments accounted for available-for-sales securities on a recurring basis
Balance at the beginning of the period			23,475,000	419,500
Purchase	23,894,500
Balance at the end of the period	$ 23,894,500		$ 23,475,000	$ 419,500